SEGMENT INFORMATION - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 117,470	$ 110,495	$ 117,271
Interest expense	630	468	484
Business Segments
Segment Information
Assets	98,534	91,999	93,933
Depreciation/amortization of intangibles	4,248	3,610	4,308
Capital expenditures/investments in intangibles	3,764	3,830	3,921
Interest income	1,547	1,720	1,951
Interest expense	371	469	518
Business Segments | Cognitive Solutions
Segment Information
Assets	25,517	20,017	19,525
Depreciation/amortization of intangibles	1,228	921	1,040
Capital expenditures/investments in intangibles	495	448	413
Business Segments | Global Business Services
Segment Information
Assets	8,628	8,327	8,831
Depreciation/amortization of intangibles	104	81	98
Capital expenditures/investments in intangibles	55	86	79
Business Segments | Technology Services & Cloud Platforms
Segment Information
Assets	24,085	23,530	22,512
Depreciation/amortization of intangibles	2,224	1,944	1,982
Capital expenditures/investments in intangibles	2,382	2,619	2,321
Business Segments | Systems
Segment Information
Assets	3,812	3,967	4,219
Depreciation/amortization of intangibles	375	321	734
Capital expenditures/investments in intangibles	453	321	627
Business Segments | Global Financing
Segment Information
Assets	36,492	36,157	38,845
Depreciation/amortization of intangibles	317	343	455
Capital expenditures/investments in intangibles	380	356	482
Interest income	1,547	1,720	1,951
Interest expense	$ 371	$ 469	$ 518